Basic and Diluted Net Loss per Share - Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	16,381,529	10,457,952	15,973,988	10,788,014
Convertible preferred stock (on an as-converted basis)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	14,381,190	8,271,958	14,381,190	8,271,958
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	1,982,839	598,181	1,418,267	457,150
Unvested restricted common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	0	1,570,313	157,031	2,041,406
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	17,500	17,500	17,500	17,500